Schedule of investments
Delaware Global Equity Fund II
December 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 98.87%Δ
Austria − 1.22%
Mondi	164,997	$ 3,233,569
		3,233,569
Brazil − 2.59%
Banco do Brasil	424,113	4,836,055
Petroleo Brasileiro ADR	126,361	2,017,985
		6,854,040
Canada − 3.99%
Alimentation Couche-Tard	120,122	7,073,786
Canadian Natural Resources	53,636	3,513,936
		10,587,722
China − 2.82%
China Mengniu Dairy †	2,044,000	5,497,086
Tencent Holdings	52,900	1,989,043
		7,486,129
Denmark − 1.70%
Genmab †	14,124	4,507,415
		4,507,415
France − 7.99%
Airbus	41,932	6,470,532
BNP Paribas	77,934	5,384,946
L'Oreal	15,719	7,820,125
TotalEnergies	22,104	1,503,145
		21,178,748
Germany − 2.01%
Deutsche Telekom	222,242	5,336,233
		5,336,233
Hong Kong − 1.19%
Prudential	278,279	3,146,972
		3,146,972
India − 2.70%
ICICI Bank ADR	162,114	3,864,798
State Bank of India GDR	42,757	3,300,840
		7,165,638
Japan − 5.80%
Asahi Group Holdings	173,700	6,477,408
ITOCHU	84,100	3,439,750
Mitsubishi UFJ Financial Group	633,900	5,446,595
		15,363,753
Netherlands − 1.94%
Adyen 144A #, †	2,766	3,562,243
Shell	47,996	1,578,959
		5,141,202
Switzerland − 2.53%
Nestle	57,711	6,690,922
		6,690,922
Taiwan − 2.53%
Taiwan Semiconductor Manufacturing ADR	64,569	6,715,176
		6,715,176
	Number of shares	Value (US $)
Common StocksΔ (continued)
United Kingdom − 4.14%
AstraZeneca	32,411	$ 4,379,144
Reckitt Benckiser Group	95,526	6,599,512
		10,978,656
United States − 55.72%
Alphabet Class A †	51,496	7,193,476
Amazon.com †	65,289	9,920,011
Apple	42,958	8,270,704
Aptiv †	36,671	3,290,122
Biogen †	5,492	1,421,165
Casey's General Stores	25,919	7,120,986
Coca-Cola	109,650	6,461,674
ConocoPhillips	32,678	3,792,935
Costco Wholesale	11,925	7,871,454
Danaher	13,436	3,108,284
Eli Lilly & Co.	9,042	5,270,763
Home Depot	9,803	3,397,230
Ingersoll Rand	59,771	4,622,689
Intuit	10,097	6,310,928
KLA	7,447	4,328,941
Lam Research	3,761	2,945,841
Microchip Technology	43,523	3,924,904
Microsoft	34,181	12,853,423
Netflix †	11,250	5,477,400
NVIDIA	10,009	4,956,657
Pinterest Class A †	166,497	6,167,049
Procter & Gamble	42,106	6,170,213
Salesforce †	23,925	6,295,625
Synopsys †	5,078	2,614,713
Thermo Fisher Scientific	5,821	3,089,729
UnitedHealth Group	10,422	5,486,870
Vertex Pharmaceuticals †	13,103	5,331,480
		147,695,266
Total Common Stocks (cost $245,557,451)		262,081,441

Short-Term Investments – 0.64%
Money Market Mutual Funds – 0.64%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.26%)	426,400	426,400
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.25%)	426,400	426,400
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	426,400	426,400
NQ- IV059 [1223] 0224 (3377199)    1

Schedule of investments
Delaware Global Equity Fund II   (Unaudited)
	Number ofshares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	426,401	$ 426,401
Total Short-Term Investments (cost $1,705,601)		1,705,601

Total Value of Securities−99.51% (cost $247,263,052)		263,787,042
Receivables and Other Assets Net of Liabilities — 0.49%		1,306,163
Net Assets Applicable to 31,885,232 Shares Outstanding — 100.00%	$265,093,205

Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2023, the aggregate value of Rule 144A securities was $3,562,243, which represents 1.34% of the Fund's net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt

2    NQ- IV059 [1223] 0224 (3377199)